Line of Credit (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Line Of Credit [Abstract]
Borrowings amount	$ 8,000,000
Line of credit, description	The outstanding principal balance of each advance is subject to interest at a rate based on the one-month LIBOR rate plus 4.5%.
Line of credit outstanding balance	$ 7,056,583	$ 0